Nature of operations (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Dec. 06, 2021	Jun. 30, 2022	Jan. 01, 2022
Statement [Line Items]
Common stock issued in exchange of acquisition	76,504,590
Cash of acquisition	$ 5,000
Homestake Ridge Gold Silver [Member]
Statement [Line Items]
Homestake resources owner ship percentage	100.00%
Dolly Varden [Member]
Statement [Line Items]
Share of interest of homestake resorces sold	100.00%
Shares acquired	76,504,590
Share outstanding percentage	35.30%
UMS [Member]
Statement [Line Items]
Share of interest purchased		25.00%	75.00%
Notice period for terminating agreement		18 years